Average Annual Total Returns			12 Months Ended	60 Months Ended	97 Months Ended	109 Months Ended	120 Months Ended
		Feb. 02, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.34%	10.24%	10.83%
Performance Inception Date		Dec. 14, 2017
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.37%	5.60%	7.50%
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.89%	8.20%	8.84%
Baillie Gifford International Concentrated Growth ETF | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.09%	4.60%	5.30%
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			25.01%	13.77%			15.53%
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.01%	12.87%			14.77%
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.80%	11.03%			13.04%
Baillie Gifford Long Term Global Growth ETF | MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.02%	10.57%			9.78%
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		30.44%	12.76%		16.58%
Performance Inception Date	[3],[4]	Dec. 05, 2016
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		30.44%	11.58%		15.69%
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		18.02%	10.14%		13.81%
Baillie Gifford U.S. Equity Growth ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		25.02%	14.51%		14.89%
Baillie Gifford U.S. Equity Growth ETF | Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		33.36%	18.94%		19.53%

[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[2]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[3]	If reimbursement received from the Manager in 2019 were excluded, the total return would be lower.
[4]	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
[5]	The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
[6]	The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell®” is a trademark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.